Note 5 - Receivables - Accounts and Other Receivable, Net (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, gross		$ 703,675
Less allowance for doubtful accounts		(409,377)
	$ 239,524	294,298
Predecessor [Member]
Accounts receivable, gross			$ 1,110,993
Less allowance for doubtful accounts			(96,748)
			1,014,245
Trade Accounts Receivable [Member]
Accounts receivable, gross		100,660
Trade Accounts Receivable [Member] | Predecessor [Member]
Accounts receivable, gross			460,763
Other Receivables [Member]
Accounts receivable, gross		$ 603,015
Other Receivables [Member] | Predecessor [Member]
Accounts receivable, gross			$ 650,230